NOTES RECEIVABLE – RELATED PARTY	12 Months Ended
Dec. 31, 2022
Notes Receivable Related Party
NOTES RECEIVABLE – RELATED PARTY

6. NOTES RECEIVABLE – RELATED PARTY

Effective as of May 5, 2021, we loaned $400,000 to Fogdog Energy Solutions Inc. (“Fogdog”) pursuant to convertible promissory note. The note bears interest at a rate of 4% per annum and was due on May 5, 2022. The note was not repaid nor converted by the Company as at the reporting date and is now payable on demand. Under certain conditions as outlined in the promissory note, the Company may convert the outstanding loan into Fogdog’s common stock.

Effective as of August 20, 2021, we loaned an additional $850,000 to Fogdog pursuant to convertible promissory note. The note bears interest at a rate of 10% per annum and comes due on August 20, 2027. The note may not be prepaid without the written consent of the Company. Accrued interest for both Fogdog note receivables total $142,493 and $24,773 on December 31, 2022 and 2021, respectively. Our Chief Financial Officer, Secretary and Treasurer, Swapan Kakumanu, is a director, chief financial officer and a shareholder of Fogdog.

On March 15, 2023, the Company and FogDog agreed to an extension of terms on both notes, the $400,000 note had its maturity dated extended to December 31, 2024 and the $850,000 note had its maturity date extended to December 31, 2028.